Loans, Impaired Loans and Allowance for Credit Losses - Allowance For Credit Losses (Parenthetical) (Detail) - CAD ($) $ in Millions	Jan. 31, 2023	Oct. 31, 2022	Jan. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses for other financial assets	$ 155	$ 151	$ 91
Interest income that would have been recorded if loans had not been classified as impaired	$ 86	$ 81	$ 61